Disclosure - Stock Option Activity under 2006 Plan (Detail) - 2006 Plan - $ / shares	1 Months Ended	12 Months Ended
	Aug. 14, 2013	Jun. 30, 2013	Jun. 30, 2012
Shares Subject to Option
Beginning balance	9,810	7,405
Options granted pursuant to the 2006 Plan	0	4,450
Options exercised		(110)
Options expired/cancelled/repurchased	(9,810)	(1,935)
Ending balance		9,810	7,405
Weighted Average Exercise Price
Beginning balance	$ 866.28	$ 258.91
Options granted pursuant to the 2006 Plan		1,523.08
Options exercised		332.56
Options expired/cancelled/repurchased	$ (866.28)	108.81
Ending balance		$ 866.28	$ 258.91
Weighted Average Remaining Contractual Life
Options granted pursuant to the 2006 Plan		9 years 7 months 6 days
Beginning balance		6 years 9 months 18 days	4 years 8 months 12 days